Finance Lease Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Finance Lease Receivables
6.1	Finance lease receivables consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Finance lease receivables	3,848,670,074	2,716,511,586	426,279,946
Add: unamortized initial direct costs	390,796	388,585	60,977
Less: unearned income	(335,437,061)	(241,256,613)	(37,858,426)
Less: allowance for finance lease receivables—collective	(23,726,420)	(32,216,759)	(5,055,513)

Total finance lease receivables, net	3,489,897,389	2,443,426,799	383,426,984

Finance lease receivables—current	2,035,397,525	1,414,164,625	221,913,289
Finance lease receivables—non-current	1,454,499,864	1,029,262,174	161,513,695

Summary of Future Minimum Lease Payments Receivable
6.2	The following table presents the future minimum lease payments to be received:

	2022	2023	2024	2025	2026	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	1,519,798,191	896,477,696	249,411,737	33,033,582	17,790,380	2,716,511,586

	US$	US$	US$	US$	US$	US$
Finance lease receivables	238,489,500	140,676,913	39,138,144	5,183,690	2,791,699	426,279,946

Summary of Analysis of Aging Finance Lease Receivables Principal
6.3	The following table presents the aging of finance lease receivables principal as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	3,423,777,666	2,366,189,534	371,306,770
1-30 days past due	68,919,540	90,969,086	14,275,035
31-60 days past due	7,515,295	6,290,856	987,173
61-90 days past due	5,260,689	3,656,847	573,839
91-120 days past due	3,678,200	3,868,995	607,130
121-150 days past due	2,570,865	2,201,790	345,509
151-180 days past due	1,901,554	2,466,450	387,041

	3,513,623,809	2,475,643,558	388,482,497

Summary of Movement of Allowance for Finance Lease Receivables
6.4	Movement of allowance for finance lease receivables is as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at the beginning of the year	19,088,837	23,726,420	3,723,193
Additions	36,282,049	25,839,117	4,054,721
Charge-offs	(31,644,466)	(17,348,778)	(2,722,401)

Balance at the end of the year	23,726,420	32,216,759	5,055,513